CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
NET LOSS	$ (587,043)	$ (998,577)	$ (3,540,148)	$ (19,915,940)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation	(1,222,453)	(395,508)	(1,222,454)	(115,468)
COMPREHENSIVE LOSS	$ (1,809,496)	$ (1,394,085)	$ (4,762,602)	$ (20,031,408)